FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                        San Mateo, California 94403-1906



July 3, 2003


Filed Via EDGAR (CIK #0000773478)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN CALIFORNIA TAX-FREE TRUST
           File Nos. 2-99112 and 811-4356

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 26, 2003.


Sincerely yours,

FRANKLIN CALIFORNIA TAX-FREE TRUST



/s/ Steven J. Gray
--------------------
Steven J. Gray
Associate General Counsel

SJG/ts

Attachments

cc:   Bruce G. Leto, Esq.
      Richard Maynard - PricewaterhouseCoopers LLP
      Jane Baggs
      Sharon Uriarte - w/o Attachments
      Frank H. Abbott, III
      Harris J. Ashton
      Harmon E. Burns
      S. Joseph Fortunato, Esq.
      Charles B. Johnson
      Rupert H. Johnson, Jr.
      Frank W.T. LaHaye
      Gordon S. Macklin